Fair Value Measurements - Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Details) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value on a Recurring Basis Using Significant Unobservable Inputs [Abstract]
Beginning balance	$ 15,224,665	$ 2,047,000	$ 2,047,000	$ 2,047,000
SAFE Notes issued during the period	1,600,800	8,190,000	1,940,000	8,190,000	1,500,000
Change in fair value during the period	3,638,167	4,987,665		4,987,665	547,000
Ending balance	$ 20,463,632	$ 15,224,665	$ 2,047,000	$ 15,224,665	$ 2,047,000